Acquisitions - Additional Information (Detail) (USD $)		12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 Poster-frame advertising business Entity	Dec. 31, 2010 Poster-frame advertising business Entity	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Entity	Dec. 31, 2011 LCD Business Entity
Business Acquisition [Line Items]
Cash consideration	$ 92,411,545	$ 2,412,618	$ 5,347,562	$ 4,366,267	$ 1,893,888
Goodwill	81,847,808
Number or acquired entities		3	5	4	4
Acquired intangible assets		527,342	1,192,206		241,742
Goodwill		2,175,992	3,958,444		6,044,821
Estimated consideration				19,881,929
Cash consideration unpaid				15,515,662
Purchase price payable - current				2,409,602
Purchase price payable, non-current				$ 13,106,060